Reverse Capitalization (Q3) (Tables)	9 Months Ended
Sep. 30, 2023
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization
The following table provides the historical cost of assets and liabilities of AON Inc. as of September 20, 2023.

As of September 30, 2023
Cash and Cash Equivalents	$1,493
Current Liabilities	(13,295)
Long Term Liabilities	(6,791)
Total Net Liabilities	$(18,593)